Organization and description of business	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business
Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the “Company” or “SGOCO” or “we”, “our” or “us”) was incorporated under Cayman Islands’ law on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the People's Republic of China (the “PRC”) through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering (“IPO”) of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008. On March 12, 2010, the Company completed a share-exchange transaction with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the “Acquisition”). On the closing date, the Company issued 3,575,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share-exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding. After the share-exchange transaction, the Company had 4,023,689 ordinary shares issued and outstanding.

The share-exchange transaction was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) were, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction. There was no gain or loss recognized based on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or “SGOCO International,” is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation (“SGO”) was established in Delaware USA. On March 14, 2011, SGOCO International purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO’s high quality LCD/LED products in America. SGO commenced sales in June 2012.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd. (“SGOCO (Fujian)”), a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related design, brand development and distribution.

On December 26, 2011, SGOCO International established a wholly owned subsidiary, Beijing SGOCO Image Technology Co. Ltd. (“Beijing SGOCO”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related and application-specific product design, brand development and distribution.

On November 14, 2013, SGOCO International established a wholly owned subsidiary, SGOCO (Shenzhen) Technology Co., Ltd. (“SGOCO Shenzhen”), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor and TV product-related and application-specific product design, brand development and distribution.

In May 2014, the Company relocated its corporate headquarters from Beijing, China to Hong Kong, China.

On December 24, 2014, the Company entered into a Sale and Purchase Agreement to sell its 100% equity ownership interest in SGOCO (Fujian) to Apex Flourish Group Limited (“Apex”), which is an independent third party with interests in real estate and forestry products. Apex previously purchased Honesty Group Holdings Limited, SGOCO’s prior manufacturing business, on November 15, 2011. The Company considers December 31, 2014 as the disposal effective date since the operational and management control over SGOCO (Fujian) was shifted from SGOCO to Apex on December 31, 2014. The Sale of SGOCO (Fujian) allowed SGOCO to reform the business and reduce the reliance of traditional flat panel LED and LCD monitor products. It provided greater flexibility and scalability for the Company's business model, which enables the Company to focus on finding new business acquisition opportunities and exploring new products.

The sales price for all the equity of SGOCO (Fujian) is equivalent to the net asset value of SGOCO (Fujian) on December 31, 2014. The final amount is $11.0 million.

On December 28, 2015, SGOCO International entered into a Share Sale and Purchase Agreement for the Sale and Purchase of the Entire Issued Share Capital of Boca International Limited (the “Agreement”) with Richly Conqueror Limited, a company incorporated under the laws of the British Virgin Islands (the “Vendor”). Pursuant to the Agreement, SGOCO International acquired 100% of the issued share capital of Boca International Limited. (“Boca”), a private company incorporated in Hong Kong, from its sole legal and beneficial owner - Richly Conqueror Limited at a consideration of $52 million in cash, plus up to 19.9% or 3.4 million newly issued ordinary shares (the “Shares”) of the Company. In March, 2016, the acquisition of Boca completed and SGOCO International fully paid $52 million plus 1,162,305 post-split shares of common stock of the Company and received 100% ownership of Boca.

Boca designs, develops and manufactures Phase Change Material (PCM-TES) storage system and applies them on cooling and heating system. Boca's PCM-TES storage system (the "System") applies real-time electricity demand peak management which shifts on-peak chiller plant load to off-peak and increases chiller efficiency by optimization controls at any time. The System could reduce electricity consumption by approximately 50% during all running time and decrease 2/3 of central air conditioning running cost due to lower tariff rate during off-peak and higher efficiency at all time. The System can be used in all existing and new buildings and is environmentally friendly with a life of more than ten years. The System fully supports energy saving to help control the greenhouse effect and achieve maximum economic benefit for customers.

The Company has effected a 1-for-4 reverse stock split of the Company’s authorized ordinary shares, accompanied by a corresponding decrease in the Company’s issued and outstanding shares of ordinary shares and an increase of the par value of each ordinary share from $0.001 to $0.004 (the “Reverse Stock Split”) on January 19, 2016. All references in this report to share and per share data have been adjusted, including historical data which have been retroactively adjusted, to give effect to the reverse stock split unless specified otherwise.

On August 10, 2016, the shareholders of the Company approved an increase of the authorized ordinary shares of the Company from 12,500,000 shares to 50,000,000 shares at the annual shareholders meeting.

On April 28, 2017, SGOGO International (HK) Limited (“SGOCO International”), a wholly-owned subsidiary of SGOCO, entered into a Share Sale and Purchase Agreement with Full Linkage Limited (the “Seller”) pursuant to which SGOCO International acquired all the issued and outstanding capital stock of Century Skyway Limited (“CSL”), a company incorporated in Hong Kong at a consideration of $32,600,000 plus 1,500,000 of the Company ordinary shares. The acquisition of CSL was completed on May 10, 2017. CSL is principally engaged in Virtual Reality (“VR’) device and technologies research and development. Its development centre and main researchers are in Shenzhen China

On December 15, 2017, SGOCO formed Giant Connection Limited, a limited liability company registered in the Republic of Seychelles.

On December 22, 2017, Giant Connection Limited, a wholly-owned subsidiary of SGOCO, completed the acquisition of Giant Credit Limited contemplated by the Share Exchange Agreement entered into by and between the parties in consideration for HK$19.6 million ($2.4 million), which was satisfied by the allotment and issuance of 2,220,283 ordinary shares of the Company. The principal activity of Giant Credit Limited is money lending in Hong Kong.